[GRAPHIC OMITTED]



                         MFS/RELIASTAR VARIABLE ACCOUNT
                                 ANNUAL REPORT
                               FOR THE YEAR ENDED
                               DECEMBER 31, 1996






This report has been prepared to provide information to owners of MFS/ReliaStar Variable Account Contracts. If it is used for any other purpose, it must be accompanied or preceded by a current MFS/ReliaStar Variable Account Prospectus which discloses any charges and other important information about the Account, together with the current Prospectuses for the underlying Funds.






                          INDEPENDENT AUDITORS' REPORT



Board of Directors
ReliaStar Life Insurance
Company and Contract Owners of
MFS/ReliaStar Variable Account:



     We have audited the accompanying statement of assets and liabilities of MFS/ReliaStar Variable Account as of December 31, 1996 and the related combined statements of operations and changes in Contract Owners' equity for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the management of ReliaStar Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

     We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of the securities owned as of December 31, 1996, by correspondence with the Account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of MFS/ReliaStar Variable Account as of December 31, 1996, and the results of its operations and changes in Contract Owners' equity for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.




Deloitte & Touche LLP



Minneapolis, Minnesota
February 7, 1997




                                                   MFS/RELIASTAR VARIABLE ACCOUNT
                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                          December 31, 1996
                                             (In Thousands, Except Share and Unit Data)


                                                                                                        MASSACHUSETTS
                                                                                       MASSACHUSETTS      INVESTORS          MFS(R)
                                                        MFS(R)           MFS(R)          INVESTORS      GROWTH STOCK       RESEARCH
                                                    MONEY MARKET       BOND FUND           TRUST            FUND             FUND
ASSETS:                                                 FUND           (CLASS A)         (CLASS A)        (CLASS A)        (CLASS A)
-------                                                 ----           ---------         ---------        ---------        --------
      Investments in mutual funds at market value:

MFS(R) Money Market Fund
     2,176,141 shares (cost $2,176).........            $2,176

MFS(R) Bond Fund- Class A
     95,387 shares (cost $1,272)............                              $1,262

Massachusetts Investors Trust- Class A
     119,725 shares (cost $1,529)...........                                               $1,731

Massachusetts Investors Growth Stock Fund- Class A
     144,508 shares (cost $1,567)...........                                                                 $1,442

MFS(R) Research Fund- Class A
     93,576 shares (cost 1,334).............                                                                                  $1,733

MFS(R) Total Return Fund- Class A
     239,554 shares (cost $3,222)...........

MFS(R) Growth Opportunities Fund- Class A
     392,222 shares (cost $4,442)...........

MFS(R) High Income Fund- Class A
     581,856 shares (cost $2,964)...........

MFS(R) World Governments Fund- Class A
     54,238 shares (cost $642)..............

MFS(R) Emerging Growth Fund- Class A
     73,641 shares (cost $1,609)............
                                                        ------            ------           ------            ------          ------
Total Assets................................            $2,176            $1,262           $1,731            $1,442           $1,733
                                                        ======            ======           ======            ======           ======


LIABILITIES AND
CONTRACT OWNERS' EQUITY:
Due to ReliaStar Life
   Insurance Company for accrued contract
   charges and reserve transfers. ..........                $2               $10               $1                $2               $2
Contract Owners' Equity.....................             2,174             1,252            1,730             1,440            1,731
                                                        ------            ------           ------            ------          ------
      Total Liabilities and Contract Owners' Equity     $2,176            $1,262           $1,731            $1,442           $1,733
                                                        ======            ======           ======            ======           ======


          Units Outstanding:................        87,276.593        26,481.055       23,704.557        24,977.210       25,319.660

          Net Asset Value per Unit:
                 Tax Qualified..............        $24.905469        $46.569892       $71.875493        $57.673774       $68.332341
                 Non-Tax Qualified..........        $24.949442        $45.662744       $70.065047        $56.364103       $71.850683


                              The accompanying notes are an integral part of the financial statements.




                                                   STATEMENT OF ASSETS AND  LIABILITIES, CONTINUED




                   MFS(R)           MFS(R)            MFS(R)            MFS(R)           MFS(R)
                   TOTAL           GROWTH             HIGH              WORLD          EMERGING
                  RETURN        OPPORTUNITIES        INCOME          GOVERNMENTS        GROWTH
                   FUND             FUND              FUND              FUND             FUND
                 (CLASS A)        (CLASS A)         (CLASS A)         (CLASS A)        (CLASS A)           TOTAL
                 ---------        ---------         ---------         ---------        ---------           -----




                                                                                                           $2,176


                                                                                                            1,262


                                                                                                            1,731


                                                                                                            1,442


                                                                                                            1,733


                   $3,543                                                                                   3,543


                                     $5,087                                                                 5,087


                                                      $3,107                                                3,107


                                                                          $613                                613


                                                                                          $2,231            2,231
                   ------            ------           ------              ----            ------          -------
                   $3,543            $5,087           $3,107              $613            $2,231          $22,925
                   ======            ======           ======              ====            ======          =======






                       $4                $4               $4                $1                $3              $33
                    3,539             5,083            3,103               612             2,228           22,892
                   ------            ------           ------              ----            ------          -------
                   $3,543            $5,087           $3,107              $613            $2,231          $22,925
                   ======            ======           ======              ====            ======          =======


               53,970.445        83,303.295       58,384.552        11,718.690        39,549.272      434,685.329


               $65.565066        $59.969284       $53.102331        $49.792419        $56.337310
               $65.740426        $54.618545       $53.612109        $49.824192        $56.337310


                                      The accompanying notes are an integral part of the financial statements.




             MFS/RELIASTAR VARIABLE ACCOUNT STATEMENT OF OPERATIONS
                     AND CHANGES IN CONTRACT OWNERS' EQUITY
                           (In Thousands of Dollars)



                                                                              YEAR ENDED        YEAR ENDED       YEAR ENDED
                                                                             DECEMBER 31,      DECENBER 31,     DECEMBER 31,
                                                                               1996              1995              1994
                                                                           -----------       -----------       -----------

Net investment income:
     Reinvested dividend income.....................................            $1,084           $   960              $844
     Reinvested capital gains.......................................             1,012             1,107               751
     Administrative expenses........................................              (344)             (350)             (365)
                                                                           -----------       -----------       -----------

           Net investment income and  capital gains.................             1,752             1,717             1,230
                                                                           -----------       -----------       -----------
Realized and unrealized gains (losses):
      Net realized gains on redemption of fund shares...............               748               388               268
      Increase (decrease) in unrealized appreciation
          of investments............................................               484             2,731            (2,242)
                                                                           -----------       -----------       -----------
          Net realized and unrealized gains (losses)................             1,232             3,119            (1,974)
                                                                           -----------       -----------       -----------
             Net additions (reductions) from operations.............             2,984             4,836              (744)
                                                                           -----------       -----------       -----------
Contract Owners' transactions:
      Net purchase payments.........................................               325               339               492
      Surrenders....................................................            (3,840)           (4,519)           (3,049)
      Annuity payments..............................................              (222)             (283)              (54)
      Transfers to (from) required reserves.........................                 3                 -               (18)
                                                                           -----------       -----------       -----------
          Net reductions for Contract Owners' transactions..........            (3,734)           (4,463)           (2,629)
                                                                           -----------       -----------       -----------
             Net (reductions) additions for the year................              (750)              373            (3,373)

Contract Owners' Equity, beginning of the year......................            23,642            23,269            26,642
                                                                           -----------       -----------       -----------
Contract Owners' Equity, end of the year............................           $22,892           $23,642           $23,269
                                                                           ===========       ===========       ===========



     The accompanying notes are integral part of the financial statements.


                         MFS/RELIASTAR VARIABLE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION AND CONTRACTS:
MFS/ReliaStar Variable Account (the "Account") is a separate account of ReliaStar Life Insurance Company ("ReliaStar Life"), a wholly owned subsidiary of ReliaStar Financial Corp. (formerly The NWNL Companies, Inc.). The Account is registered as a unit investment trust under the Investment Company Act of 1940.

Purchase payments received under the contracts are allocated to Sub-Accounts of the Account, each of which invested in one of the following Funds during the year.

              MFS(R)  Money Market Fund (Class A)
              MFS(R)  Bond Fund (Class A)
              Massachusetts Investors Trust (Class A)
              Massachusetts Investors Growth Stock Fund (Class A)
              MFS(R)  Research Fund (Class A)
              MFS(R)   Total Return Fund (Class A)
              MFS(R)   Growth Opportunities Fund (Class A)
              MFS(R)   High Income Fund (Class A)
              MFS(R)   World Governments Fund (Class A)
              MFS(R)   Emerging Growth Fund (Class A)

SECURITIES VALUATION TRANSACTIONS:
The market value of investments in the Sub-Accounts is based on the closing net asset values of the Fund shares held at the end of the year. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the Funds are determined on the basis of specific identification of Fund share costs.

VARIABLE ANNUITY RESERVES:
The amount of the reserves for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by ReliaStar Life, are offset by transfers to, or from, ReliaStar Life.

2.   FEDERAL INCOME TAXES:

The MFS/ReliaStar Variable Account has not provided for income taxes because in 1981 the Internal Revenue Service issued Revenue Ruling 81-225, which holds, in part, that for certain types of variable annuity contracts, the Contract Owner is considered the owner of the underlying mutual fund shares for federal income tax purposes and any earnings and/or gains from the shares are included in the gross income of the Contract Owner. The Ruling requires that all long-term realized gains or losses on nontax qualified accounts be reported to the Contract Owners'.

3.   CONTRACT CHARGES:

No deduction is made for a sales charge from the purchase payments made for the contracts. However, on certain surrenders, ReliaStar Life will deduct from the contract value a surrender charge as set forth in the contract.

Charges by ReliaStar Life on the contracts include: (a) an annual administrative charge of $30 from each contract on the anniversary date or at the time of surrender if other than the anniversary date and (b) a charge for mortality and expense risk assumed by ReliaStar Life.

Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a contract lives in a state which levies such a tax, ReliaStar Life may deduct the amount of the tax from the purchase payments received or the value of the contract at annuitization.




                                                   MFS/RELIASTAR VARIABLE ACCOUNT
                                              NOTES TO FINANCIAL STATEMENTS, CONTINUED


4.   INVESTMENTS:
The net realized gains (losses) on redemptions of fund shares for the years ended December 31, 1996, 1995 and 1994 were as follows, (in thousands):


                                                            TOTAL                            MFS(R) MONEY MARKET FUND
                                            ------------------------------------------  --------------------------------------------
                                       YEAR ENDED        YEAR ENDED        YEAR ENDED   YEAR ENDED      YEAR ENDED   YEAR ENDED
                                        DEC. 31,          DEC. 31,          DEC. 31,     DEC. 31,        DEC. 31,     DEC. 31,
                                          1996              1995              1994         1996            1995         1994
                                       ------------      ------------     ------------  ------------   ------------  ------------
     Proceeds from redemptions...            $9,959            $6,671          $12,719        $3,205         $2,050        $4,904
     Cost........................             9,211             6,283           12,451         3,205          2,050         4,904
                                       ------------      ------------     ------------  ------------   ------------  ------------
     Net realized gains (losses) on
        redemptions of fund shares             $748              $388             $268            $-             $-            $-
                                       ============      ============     ============   ===========   ============  ============



                                                   MASSACHUSETTS INVESTORS
                                                      GROWTH STOCK FUND                                   MFS(R) RESEARCH FUND
                                                          (CLASS A)                                            (CLASS A)
                                            ------------------------------------------- -------------------------------------------

                                       YEAR ENDED        YEAR ENDED        YEAR ENDED   YEAR ENDED     YEAR ENDED    YEAR ENDED
                                        DEC. 31,          DEC. 31,          DEC. 31,     DEC. 31,       DEC. 31,      DEC. 31,
                                          1996              1995              1994         1996           1995          1994
                                       ------------      ------------     ------------  ------------  ------------   ------------
     Proceeds from redemptions...              $261              $290             $226          $408          $503           $273
     Cost........................               229               244              201           280           395            214
                                       ------------      ------------     ------------  ------------  ------------   ------------
     Net realized gains (losses) on
        redemptions of fund shares              $32               $46              $25          $128          $108            $59
                                       ============      ============     ============   ===========   ============  ============


                                                                                                              MFS(R) WORLD
                                                    MFS(R) HIGH INCOME FUND                                  GOVERNMENTS FUND
                                                          (CLASS A)                                            (CLASS A)
                                            ------------------------------------------- -------------------------------------------
                                       YEAR ENDED        YEAR ENDED        YEAR ENDED   YEAR ENDED      YEAR ENDED    YEAR ENDED
                                        DEC. 31,          DEC. 31,          DEC. 31,     DEC. 31,        DEC. 31,      DEC. 31,
                                          1996              1995              1994         1996            1995          1994
                                       ------------      ------------     ------------  ------------   ------------   ------------
     Proceeds from redemptions...            $2,911              $913           $4,304          $119           $220           $354
     Cost........................             2,758               959            4,196           124            227            379
                                       ------------      ------------     ------------  ------------   ------------   ------------
     Net realized gains (losses) on
        redemptions of fund shares             $153              ($46)            $108           ($5)           ($7)          ($25)
                                       ============       ============    ============    ===========   ============   ============



                                                   MFS/RELIASTAR VARIABLE ACCOUNT
                                              NOTES TO FINANCIAL STATEMENTS, CONTINUED



                        MFS(R) BOND FUND                                MASSACHUSETTS INVESTORS TRUST
                             (CLASS A)                                            (CLASS A)
     ----------------------------------------------------   ---------------------------------------------------
        YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
         DEC. 31,          DEC. 31,         DEC. 31,          DEC. 31,          DEC. 31,         DEC. 31,
           1996              1995             1994              1996              1995             1994
        ------------     ------------      ------------      ------------     ------------      ------------
                $465            $276               $682              $378             $190              $157
                 492             292                705               357              220               182
        ------------     ------------      ------------       -----------     ------------      ------------
                ($27)            ($16)             ($23)              $21             ($30)             ($25)
         ============     ============     =============      ===========     =============     =============



                                                                               MFS(R) GROWTH
                      MFS(R) TOTAL RETURN FUND                                 OPPORTUNITIES FUND
                           (CLASS A)                                            (CLASS A)
---------------------------------------------------------    -----------------------------------------------

        YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
         DEC. 31,          DEC. 31,         DEC. 31,          DEC. 31,          DEC. 31,         DEC. 31,
           1996              1995             1994              1996              1995             1994
        ------------     ------------      ------------      ------------     ------------      ------------
                $875           $1,025            $1,031              $811             $924              $586
                 707              844               901               694              790               557
        ------------     ------------      ------------      ------------     ------------      ------------

                $168             $181              $130              $117             $134               $29
        ============      ============     ============        ===========    ============      ============




                           MFS(R) EMERGING
                            GROWTH FUND
                           (CLASS A)
        -----------------------------------------------

        YEAR ENDED        YEAR ENDED       YEAR ENDED
         DEC. 31,          DEC. 31,         DEC. 31,
           1996              1995             1994
        ------------     ------------      ------------

                $526             $280              $202
                 365              262               212
        ------------     ------------      ------------

                $161           $   18              ($10)
        ============     ============       ===========






5.   CONTRACT OWNERS' TRANSACTIONS:
     Unit transactions in each Sub-Account during the years ended December 31, 1996, 1995, and 1994 were as follows:


                                                                                                     MFS(R) BOND
                                                            MFS(R) MONEY                                 FUND
                                                            MARKET FUND                              (CLASS A)
                                              -------------------------------------------- -----------------------------------
                                               YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                DEC. 31,     DEC. 31,     DEC. 31,      DEC. 31,     DEC. 31,     DEC. 31,
                                                  1996         1995         1994          1996         1995         1994
                                               -----------   ----------   ----------  -----------   ----------   ----------
     Units outstanding, beginning of the year  112,836.517  167,242.251  175,814.541   35,793.566   40,693.896   50,303.756
     Units purchased....................         1,714.479    2,492.450    3,150.590      333.249      446.925      550.518
     Units redeemed.....................       (39,944.861) (60,956.726) (41,227.550)  (7,278.223)  (5,794.078)  (4,984.507)
     Units transferred between Sub-Accounts     12,670.458    4,058.542   29,504.670   (2,367.537)     446.823   (5,175.871)
                                                ----------   ----------   ----------   ----------   ----------   ----------
     Units outstanding, end of the year.        87,276.593  112,836.517  167,242.251   26,481.055   35,793.566   40,693.896
                                                ==========  ===========  ===========   ==========   ==========   ==========

                                                                                                    MFS(R) GROWTH
                                                            MFS(R) TOTAL                            OPPORTUNITIES
                                                            RETURN FUND                                FUND
                                                             (CLASS A)                               (CLASS A)
                                                 -----------------------------------    -----------------------------------

                                               YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                DEC. 31,     DEC. 31,     DEC. 31,      DEC. 31,     DEC. 31,     DEC. 31,
                                                  1996         1995         1994          1996         1995         1994
                                               -----------   ----------   ----------   ----------   ----------   ----------

     Units outstanding, beginning of the year   62,014.906   81,547.990   89,906.122   94,889.785  111,725.962  120,705.939
     Units purchased....................           981.031    1,366.667    2,564.594      921.683    1,166.607    1,677.949
     Units redeemed.....................        (8,907.383) (15,678.477) (13,630.791) (12,320.088) (18,109.828)  (9,521.122)
     Units transferred between Sub-Accounts       (118.109)  (5,221.274)   2,708.065     (188.085)     107.044   (1,136.804)
                                                ----------   ----------   ----------   ----------   ----------   ----------
     Units outstanding, end of the year.        53,970.445   62,014.906   81,547.990   83,303.295   94,889.785  111,725.962
                                                ==========   ==========   ==========   ==========   ==========  ===========




                                                   MFS/RELIASTAR VARIABLE ACCOUNT
                                              NOTES TO FINANCIAL STATEMENTS, CONTINUED


                         MASSACHUSETTS                        INVESTORS GROWTH                         MFS(R) RESEARCH
                        INVESTORS TRUST                         STOCK FUND                                 FUND
                         (CLASS A)                              (CLASS A)                               (CLASS A)
              ---------------------------------     ---------------------------------      ---------------------------------
          YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED
           DEC. 31,      DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,      DEC. 31,     DEC. 31,
             1996          1995         1994         1996         1995         1994         1996          1995         1994
           ----------   ----------   ----------   ----------    ----------   ----------   ----------   ----------   ----------
           23,606.537   24,462.931   26,534.206    28,462.862   34,032.392   37,169.634   27,105.758   35,069.784   32,935.954
              611.033      697.792      764.201      527.008       695.880      837.386      477.002      345.673      439.089
           (2,344.275)  (2,385.827)  (1,997.585)  (3,620.898)   (5,171.989)  (4,276.482)  (3,197.116)  (6,975.455)  (3,194.020)
            1,831.262      831.641     (837.891)     (391.762)  (1,093.421)     301.854      934.016   (1,334.244)   4,888.761
           ----------   ----------   ----------   ----------    ----------   ----------   ----------   ----------   ----------
           23,704.557   23,606.537   24,462.931   24,977.210    28,462.862   34,032.392   25,319.660   27,105.758   35,069.784
           ==========   ==========   ==========   ==========    ==========   ==========   ==========   ==========   ==========





                                                              MFS(R) WORLD                            MFS(R) EMERGING
                         MFS(R) HIGH                          GOVERNMENTS                               GROWTH
                        INCOME FUND                               FUND                                    FUND
                         (CLASS A)                              (CLASS A)                               (CLASS A)
              ---------------------------------       ---------------------------------      ---------------------------------

          YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED
           DEC. 31,      DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,     DEC. 31,      DEC. 31,     DEC. 31,
             1996          1995         1994         1996         1995         1994         1996          1995         1994
           ----------   ----------   ----------   ----------    ----------   ----------   ----------   ----------   ----------
           83,394.363   95,772.845  120,857.156   13,675.919    15,677.993   20,279.064   39,184.416   39,191.298   34,652.403
              350.936      343.909    1,627.949       41.025       128.349      254.406      790.647    1,016.229    1,145.168
          (20,536.707) (16,544.601) (21,586.502)  (1,394.653)   (1,615.579)  (2,420.053)  (1,734.993)  (1,275.193)  (2,853.696)
           (4,824.040)   3,822.210   (5,125.758)    (603.601)     (514.844)  (2,435.424)   1,309.202      252.082    6,247.423
           ----------   ----------   ----------   ----------    ----------   ----------   ----------   ----------   ----------
           58,384.552   83,394.363   95,772.845   11,718.690    13,675.919   15,677.993   39,549.272   39,184.416   39,191.298
           ==========   ==========   ==========   ==========    ==========   ==========   ==========   ==========   ==========








6. STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY. Operations and changes in Contract Owners' equity for the year ended December 31, 1996 were as follows, (in thousands):

                                                                                                                      MASSACHUSETTS
                                                                                                       MASSACHUSETTS     INVESTORS
                                                                        MFS(R)           MFS(R)          INVESTORS     GROWTH STOCK
                                                                    MONEY MARKET       BOND FUND           TRUST           FUND
                                                      TOTAL             FUND           (CLASS A)         (CLASS A)       (CLASS A)
                                                   -----------       -----------      -----------       -----------     -----------
Net investment income:
      Reinvested dividend income............            $1,084              $121             $105               $36             $69
      Reinvested capital gains..............             1,012                 -                -               131             273
      Administrative expenses...............              (344)              (41)             (21)              (22)            (21)
                                                   -----------       -----------      -----------       -----------     -----------
           Net investment income
           and capital gains (losses).......             1,752                80               84               145             321
                                                   -----------       -----------      -----------       -----------     -----------
Realized and unrealized gains (losses):
      Net realized gains (losses) on redemptions
           of fund shares...................               748                 -              (27)               21              32
      Increase (decrease) in unrealized
          appreciation of investments.......               484                 -              (27)              167             (88)
                                                   -----------       -----------      -----------       -----------     -----------
          Net realized and
          unrealized gains (losses).........             1,232                 -              (54)              188             (56)
                                                   -----------       -----------      -----------       -----------     -----------
                Net additions from operations            2,984                80               30               333             265
                                                   -----------       -----------      -----------       -----------     -----------
Contract Owners' transactions:
      Net purchase payments.................               325                42               14                41              27
      Surrenders............................            (3,840)             (936)            (324)              (53)           (189)
      Transfers between Sub-Accounts........                 -               305             (110)               23             (17)
      Annuity payments.....................               (222)              (35)              (4)               (3)              -
      Transfers from required reserves......                 3                 -                1                 -               -
                                                   -----------       -----------      -----------       -----------     -----------
          Net (reductions) additions for
             Contract Owners' transactions..            (3,734)             (624)            (423)                8            (179)
                                                   -----------       -----------      -----------       -----------     -----------
                Net (reductions) additions for the year   (750)             (544)            (393)              341              86

Contract Owners' Equity, beginning of the year          23,642             2,718            1,645             1,389           1,354
                                                   -----------       -----------      -----------       -----------     -----------
Contract Owners' Equity, end of the year....           $22,892            $2,174           $1,252            $1,730          $1,440
                                                       =======            ======           ======            ======          ======



                                                   MFS/RELIASTAR VARIABLE ACCOUNT
                                              NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                      MFS(R)                             MFS(R)
     MFS(R)           MFS(R)          GROWTH             MFS(R)            WORLD            MFS(R)
   RESEARCH       TOTAL RETURN      OPPORTUNITIES     HIGH INCOME       GOVERNMENTS       EMERGING
     FUND             FUND              FUND             FUND              FUND          GROWTH FUND
   (CLASS A)        (CLASS A)         (CLASS A)        (CLASS A)         (CLASS A)        (CLASS A)
  -----------      -----------       -----------      -----------       -----------      -----------
         $50              $186             $184              $304               $16              $13
          34               195              365                 -                 1               13
         (23)              (52)             (72)              (50)               (9)             (33)
 -----------       -----------      -----------       -----------       -----------      -----------

          61               329              477               254                 8               (7)
 -----------       -----------      -----------       -----------       -----------      -----------


         128               168              117               153                (5)             161

         129               (78)             329               (44)               20               76
 -----------       -----------      -----------       -----------       -----------      -----------

         257                90              446               109                15              237
 -----------       -----------      -----------       -----------       -----------      -----------
         318               419              923               363                23              230
 -----------       -----------      -----------       -----------       -----------      -----------

          30                58               49                19                 2               43
        (176)             (535)            (666)             (803)              (66)             (92)
          72                 3               (7)             (338)              (29)              98
         (21)                -              (30)             (126)               (3)               -
           -                 -                2                 -                 -                -
 -----------       -----------      -----------       -----------       -----------      -----------

         (95)             (474)            (652)           (1,248)              (96)              49
 -----------       -----------      -----------       -----------       -----------      -----------
         223               (55)             271              (885)              (73)             279

       1,508             3,594            4,812             3,988               685            1,949
 -----------       -----------      -----------       -----------       -----------      -----------
      $1,731            $3,539           $5,083            $3,103              $612           $2,228
      ======            ======           ======            ======              ====           ======







MFS/RELIASTAR VARIABLE ACCOUNT
20 WASHINGTON AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55401
(612) 372-5507












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